UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.4%
		Energy: 83.1%
70,062		Anadarko Petroleum Corp.	$4,844,787	2.9
15,954		Apache Corp.	1,052,166	0.6
45,755		Baker Hughes, Inc.	2,943,419	1.8
140,061		Canadian Natural Resources Ltd.	4,729,860	2.9
37,974	@	Carrizo Oil & Gas, Inc.	1,607,819	1.0
87,750		Cenovus Energy, Inc.	1,356,615	0.8
127,270		Chevron Corp.	14,198,241	8.6
114,047	@	Cloud Peak Energy, Inc.	654,630	0.4
12,021	@	Concho Resources, Inc./Midland TX	1,719,243	1.0
89,233		ConocoPhillips	4,329,585	2.6
86,500		Crescent Point Energy Corp.	1,102,875	0.7
279,187	@	Denbury Resources, Inc.	1,055,327	0.6
50,088		Devon Energy Corp.	2,420,753	1.5
22,767	@	Dril-Quip, Inc.	1,287,474	0.8
105,522		Enbridge, Inc.	4,436,145	2.7
169,644		EnCana Corp.	2,137,514	1.3
45,807		ENI SpA ADR	1,278,473	0.8
39,459		EOG Resources, Inc.	4,045,337	2.5
34,171		EQT Corp.	2,394,704	1.5
122,067		Exxon Mobil Corp.	10,656,449	6.5
21,992	@	Forum Energy Technologies, Inc.	478,326	0.3
57,389		Halliburton Co.	3,046,782	1.8
7,985		Hess Corp.	446,841	0.3
196,136		Kinder Morgan, Inc.	4,354,219	2.6
95,149	@	Laredo Petroleum, Inc.	1,521,433	0.9
71,532		Marathon Oil Corp.	1,291,868	0.8
24,308		Marathon Petroleum Corp.	1,142,962	0.7
40,284		Nabors Industries Ltd.	648,572	0.4
14,825	@	Newfield Exploration Co.	670,387	0.4
61,016		Noble Energy, Inc.	2,328,371	1.4
81,169		Occidental Petroleum Corp.	5,792,220	3.5
35,662	@	Parsley Energy, Inc.	1,360,505	0.8
26,728		Phillips 66	2,220,562	1.3
17,436		Pioneer Natural Resources Co.	3,330,973	2.0
12,334		Plains GP Holdings L.P.	433,663	0.3
173,959		Precision Drilling Corp.	921,983	0.6
92,979		QEP Resources, Inc.	1,827,967	1.1
32,686		Range Resources Corp.	1,149,894	0.7
41,334	@	Rice Energy, Inc.	1,006,483	0.6
58,768		Rowan Companies PLC	1,047,246	0.6
23,961		Royal Dutch Shell PLC - Class A ADR	1,224,407	0.7
145,581		Schlumberger Ltd.	12,236,083	7.4
24,338		SM Energy Co.	970,113	0.6
40,140		Spectra Energy Corp.	1,643,733	1.0
181,505		Suncor Energy, Inc.	5,782,749	3.5
13,788		Targa Resources Corp.	734,763	0.4
4,480		Tesoro Corp.	364,448	0.2
90,202		TransCanada Corp.	4,043,756	2.5
94,202	@	Transocean Ltd.	1,215,206	0.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
44,417	@	Unit Corp.	$1,079,333	0.7
62,163		Valero Energy Corp.	3,826,754	2.3
29,402		Williams Cos., Inc.	902,641	0.5
			137,296,659	83.1

		Industrials: 0.5%
41,380		Arconic, Inc.	797,807	0.5

		Materials: 16.8%
21,641		Agnico-Eagle Mines Ltd.	888,363	0.5
18,065		Alcoa Corp.	523,343	0.3
5,024		Ball Corp.	377,101	0.2
137,763		Barrick Gold Corp.	2,069,200	1.3
37,703	@	Berry Plastics Group, Inc.	1,876,478	1.1
32,965	@	Boise Cascade Co.	751,602	0.5
18,049		Compass Minerals International, Inc.	1,399,700	0.8
32,810	@	Crown Holdings, Inc.	1,784,536	1.1
20,445		Domtar Corp.	802,875	0.5
10,998		Eagle Materials, Inc.	1,069,006	0.6
4,593		Franco-Nevada Corp.	266,027	0.2
39,711		Freeport-McMoRan, Inc.	609,564	0.4
28,606		GoldCorp, Inc.	377,313	0.2
82,069		Graphic Packaging Holding Co.	1,031,607	0.6
18,330		Greif, Inc. - Class A	941,612	0.6
172,942		Hecla Mining Co.	1,051,487	0.6
54,122		International Paper Co.	2,636,824	1.6
62,425		KapStone Paper and Packaging Corp.	1,275,343	0.8
107,988	@	Kinross Gold Corp.	355,281	0.2
2,399		Martin Marietta Materials, Inc.	526,461	0.3
68,828		Newmont Mining Corp.	2,232,780	1.4
22,549		Packaging Corp. of America	1,911,253	1.2
20,818		Sealed Air Corp.	949,301	0.6
76,784		Tahoe Resources, Inc.	735,591	0.4
3,229		Vulcan Materials Co.	405,724	0.2
12,701		WestRock Co.	650,291	0.4
99,010		Yamana Gold, Inc.	296,040	0.2
			27,794,703	16.8

		Total Common Stock
		(Cost $167,088,394)	165,889,169	100.4

RIGHTS: 0.0%
		Materials: 0.0%
6,188	@	Yamana Gold, Inc.	1,520	0.0

	Total Rights
	(Cost $2,617)		1,520	0.0

	Total Long-Term Investments
	(Cost $167,091,011)		165,890,689	100.4

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,356,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $1,356,000)	$1,356,000	0.8

	Total Short-Term Investments
	(Cost $1,356,000)	1,356,000	0.8

	Total Investments in Securities (Cost $168,447,011)	$167,246,689	101.2
	Liabilities in Excess of Other Assets	(1,928,310)	(1.2)
	Net Assets	$165,318,379	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $168,839,466.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$12,837,937
Gross Unrealized Depreciation	(14,430,714)

Net Unrealized Depreciation	$(1,592,777)

Industry Diversification as of November 30, 2016
(as a percentage of net assets)

Integrated Oil & Gas	23.6%
Oil & Gas Exploration & Production	23.1%
Oil & Gas Equipment & Services	12.1%
Oil & Gas Storage & Transportation	7.0%
Oil & Gas	5.8%
Oil & Gas Refining & Marketing	4.5%
Materials	3.2%
Pipelines	3.0%
Paper Products	2.9%
Gold	2.9%
Energy	2.3%
Metal & Glass Containers	1.9%
Mining	1.8%
Packaging & Containers	1.5%
Oil & Gas Drilling	1.3%
Paper Packaging	1.2%
Building Materials	0.7%
Aerospace/Defense	0.5%
Coal & Consumable Fuels	0.4%
Diversified Metals & Mining	0.4%
Construction Materials	0.3%
Liabilities in Excess of Other Assets*	(0.4)%
Net Assets	100.0%

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$165,889,169	$–	$–	$165,889,169
Rights	–	1,520	–	1,520
Short-Term Investments	1,356,000	–	–	1,356,000
Total Investments, at fair value	$167,245,169	$1,520	$–	$167,246,689
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,155,436)	$–	$(2,155,436)
Total Liabilities	$–	$(2,155,436)	$–	$(2,155,436)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2016, the following over-the-counter written options were outstanding for Voya Natural Resources Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
833,966	Goldman Sachs International	Call on Energy Select Sector SPDR® Fund	72.550	USD	12/16/16	$866,074	$(1,841,691)
327,401	HSBC Bank PLC	Call on Materials Select Sector SPDR® Fund	49.590	USD	12/16/16	77,528	(220,701)
187,648	Citibank N.A.	Call on VanEck Vectors Gold Miners ETF	21.470	USD	12/16/16	158,000	(93,044)
		Total Written OTC Options				$1,101,602	$(2,155,436)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$2,155,436
Total Liability Derivatives		$2,155,436

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	Citibank N.A.	Goldman Sachs International	HSBC Bank PLC	Totals
Liabilities:
Written options	$93,044	$1,841,691	$220,701	$2,155,436
Total Liabilities	$93,044	$1,841,691	$220,701	$2,155,436

Net OTC derivative instruments by counterparty, at fair value	$(93,044)	$(1,841,691)	$(220,701)	(2,155,436)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(93,044)	$(1,841,691)	$(220,701)	$(2,155,436)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017